MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

MERRILL LYNCH RETIREMENT SERIES TRUST
Merrill Lynch Retirement Reserves Money Fund

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
Merrill Lynch Treasury Fund
Merrill Lynch Government Fund
Merrill Lynch Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Premier Institutional Fund
Merrill Lynch Select Institutional Fund

SUPPLEMENT DATED APRIL 29, 2009 TO:

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF
MERRILL LYNCH U.S.A. GOVERNMENT RESERVES, EACH DATED DECEMBER 29, 2008

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF
MERRILL LYNCH RETIREMENT SERIES TRUST, EACH DATED FEBRUARY 27, 2009

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES, EACH DATED AUGUST 28, 2008

Effective May 4, 2009, the prospectuses and statements of additional information of the funds listed above are amended to reflect the fund and series name changes as follows:

Current Fund Name	Name as Changed on May 4, 2009
Merrill Lynch U.S.A. Government Reserves	Ready Assets U.S.A. Government Money Fund
Merrill Lynch Retirement Series Trust	Retirement Series Trust
Merrill Lynch Retirement Reserves Money Fund	Retirement Reserves Money Fund
Merrill Lynch Funds For Institutions Series	Funds For Institutions Series
Merrill Lynch Treasury Fund	FFI Treasury Fund
Merrill Lynch Government Fund	FFI Government Fund
Merrill Lynch Institutional Fund	FFI Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund	FFI Institutional Tax-Exempt Fund
Merrill Lynch Premier Institutional Fund	FFI Premier Institutional Fund
Merrill Lynch Select Institutional Fund	FFI Select Institutional Fund

Code #: PRO-ML-SUP-0409